Note 2 - Summary of Significant Accounting Policies and Basis of Presentation (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 14, 2020 USD ($)	Dec. 31, 2019 USD ($)
Additional Paid in Capital, Ending Balance	$ 63,774,920	$ 63,774,920		$ 18,644,683
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.0036
Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	5
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	0.566
Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	11.5
Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input	8.75
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Liability, Total	$ 1,973,785
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Revision of Prior Period, Adjustment [Member]
Additional Paid in Capital, Ending Balance	$ (2,000,000)		$ (2,000,000)